UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.852739.105

ADYS-QTLY-1013

Consolidated Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 49.4%
	Shares	Value
Europe Stock Funds - 8.8%
Vanguard European ETF (e)	674,900	$ 34,446,896
Foreign Large Blend Funds - 12.6%
Fidelity Total International Equity Fund (f)	621,605	4,655,820
iShares MSCI EAFE Index ETF	754,600	44,649,682
TOTAL FOREIGN LARGE BLEND FUNDS		49,305,502
Japan Stock Funds - 1.9%
WisdomTree Japan Hedged Equity ETF (e)	168,200	7,382,298
Large Blend Funds - 13.7%
Fidelity Mega Cap Stock Fund (f)	789,401	10,964,786
iShares S&P 100 Index ETF (e)	122,900	9,015,944
SPDR S&P 500 ETF (e)	206,600	33,810,090
TOTAL LARGE BLEND FUNDS		53,790,820
Mid-Cap Value Funds - 3.4%
iShares Dow Jones Select Dividend Index ETF (e)	209,300	13,543,803
Sector Funds - Consumer Cyclical - 1.6%
Consumer Discretionary Select Sector SPDR ETF (e)	74,200	4,279,856
Vanguard Consumer Discretionary ETF (e)	21,700	2,028,082
TOTAL SECTOR FUNDS - CONSUMER CYCLICAL		6,307,938
Sector Funds - Financial - 2.9%
Financial Select Sector SPDR ETF	579,500	11,265,480
Sector Funds - Health - 1.9%
Health Care Select Sector SPDR ETF (e)	101,400	4,990,908
SPDR S&P Biotech ETF (e)	22,200	2,647,572
TOTAL SECTOR FUNDS - HEALTH		7,638,480
Sector Funds - Industrials - 1.3%
Industrial Select Sector SPDR ETF (e)	112,500	4,954,500
Sector Funds - Technology - 1.3%
Technology Select Sector SPDR ETF	158,200	4,967,480
TOTAL EQUITY FUNDS (Cost $175,847,908)		193,603,197
Fixed-Income Funds - 28.3%
	Shares	Value
Emerging Markets Bond Funds - 1.3%
Fidelity New Markets Income Fund (f)	325,197	$ 5,086,084
Inflation-Protected Bond Funds - 1.0%
iShares Barclays TIPS Bond ETF	36,300	4,019,862
Intermediate-Term Bond Funds - 20.9%
Fidelity Investment Grade Bond Fund (f)	712,621	5,451,552
iShares Barclays 3-7 Year Treasury Bond ETF	222,200	26,646,224
iShares Barclays Aggregate Bond ETF	469,700	49,886,836
TOTAL INTERMEDIATE-TERM BOND FUNDS		81,984,612
Sector Funds - Real Estate - 1.0%
Fidelity Real Estate Income Fund (f)	347,294	3,948,729
World Bond Funds - 4.1%
SPDR Barclays Capital International Treasury Bond ETF (e)	281,000	15,974,850
TOTAL FIXED-INCOME FUNDS (Cost $114,055,448)		111,014,137
Other - 2.2%

Commodity Funds - Precious Metals - 2.2%
iShares COMEX Gold Trust ETF (a) (Cost $8,743,668)	634,300	8,582,079
Money Market Funds - 35.5%

Money Market Funds - 35.5%
Fidelity Cash Central Fund, 0.10% (b)	200,425	200,425
Fidelity Institutional Money Market Portfolio Institutional Class 0.06% (c)(f)	69,836,258	69,836,258
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	69,135,875	69,135,875
TOTAL MONEY MARKET FUNDS (Cost $139,172,558)		139,172,558
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $8,801,000)	$ 8,801,049	$ 8,801,000
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $446,620,582)		461,172,971
NET OTHER ASSETS (LIABILITIES) - (17.7)%		(69,391,694)
NET ASSETS - 100%		$ 391,781,277
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,801,000 due 9/03/13 at 0.05%
BNP Paribas Securities Corp.	$ 521,898
BNY Mellon Capital Markets LLC	54,853
Barclays Capital, Inc.	97,951
Commerz Markets LLC	293,853
Credit Agricole CIB New York Branch	1,959,020
Credit Suisse Securities (USA) LLC	1,714,142
J.P. Morgan Securities, Inc.	244,877
Merrill Lynch, Pierce, Fenner & Smith, Inc.	489,755
RBC Capital Markets Corp.	881,559
RBS Securities, Inc.	244,877
Societe Generale	1,465,632
UBS Securities LLC	489,755
Wells Fargo Securities LLC	342,828
$ 8,801,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 351
Fidelity Securities Lending Cash Central Fund	89,231
Total	$ 89,582
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 44,626,026	$ 3,794,177	$ 16,330	$ 69,836,258
Fidelity Investment Grade Bond Fund	20,163,473	541,766	14,786,876	77,523	5,451,552
Fidelity Mega Cap Stock Fund	10,831,919	72,944	-	72,945	10,964,786
Fidelity New Markets Income Fund	5,401,564	61,364	-	61,364	5,086,084
Fidelity Real Estate Income Fund	10,040,834	114,632	5,700,000	114,633	3,948,729
Fidelity Total International Equity Fund	12,163,588	-	7,393,927	-	4,655,820
Total	$ 87,605,786	$ 45,416,732	$ 31,674,980	$ 342,795	$ 99,943,229
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 8,700,000	$ 8,780,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $447,365,861. Net unrealized appreciation aggregated $13,804,882, of which $20,322,831 related to appreciated investment securities and $6,517,949 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2013, the Fund held $8,780,276 in the Subsidiary, representing 2.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund

August 31, 2013

1.852679.105

DYS-QTLY-1013

Consolidated Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 49.4%
	Shares	Value
Europe Stock Funds - 8.8%
Vanguard European ETF (e)	674,900	$ 34,446,896
Foreign Large Blend Funds - 12.6%
Fidelity Total International Equity Fund (f)	621,605	4,655,820
iShares MSCI EAFE Index ETF	754,600	44,649,682
TOTAL FOREIGN LARGE BLEND FUNDS		49,305,502
Japan Stock Funds - 1.9%
WisdomTree Japan Hedged Equity ETF (e)	168,200	7,382,298
Large Blend Funds - 13.7%
Fidelity Mega Cap Stock Fund (f)	789,401	10,964,786
iShares S&P 100 Index ETF (e)	122,900	9,015,944
SPDR S&P 500 ETF (e)	206,600	33,810,090
TOTAL LARGE BLEND FUNDS		53,790,820
Mid-Cap Value Funds - 3.4%
iShares Dow Jones Select Dividend Index ETF (e)	209,300	13,543,803
Sector Funds - Consumer Cyclical - 1.6%
Consumer Discretionary Select Sector SPDR ETF (e)	74,200	4,279,856
Vanguard Consumer Discretionary ETF (e)	21,700	2,028,082
TOTAL SECTOR FUNDS - CONSUMER CYCLICAL		6,307,938
Sector Funds - Financial - 2.9%
Financial Select Sector SPDR ETF	579,500	11,265,480
Sector Funds - Health - 1.9%
Health Care Select Sector SPDR ETF (e)	101,400	4,990,908
SPDR S&P Biotech ETF (e)	22,200	2,647,572
TOTAL SECTOR FUNDS - HEALTH		7,638,480
Sector Funds - Industrials - 1.3%
Industrial Select Sector SPDR ETF (e)	112,500	4,954,500
Sector Funds - Technology - 1.3%
Technology Select Sector SPDR ETF	158,200	4,967,480
TOTAL EQUITY FUNDS (Cost $175,847,908)		193,603,197
Fixed-Income Funds - 28.3%
	Shares	Value
Emerging Markets Bond Funds - 1.3%
Fidelity New Markets Income Fund (f)	325,197	$ 5,086,084
Inflation-Protected Bond Funds - 1.0%
iShares Barclays TIPS Bond ETF	36,300	4,019,862
Intermediate-Term Bond Funds - 20.9%
Fidelity Investment Grade Bond Fund (f)	712,621	5,451,552
iShares Barclays 3-7 Year Treasury Bond ETF	222,200	26,646,224
iShares Barclays Aggregate Bond ETF	469,700	49,886,836
TOTAL INTERMEDIATE-TERM BOND FUNDS		81,984,612
Sector Funds - Real Estate - 1.0%
Fidelity Real Estate Income Fund (f)	347,294	3,948,729
World Bond Funds - 4.1%
SPDR Barclays Capital International Treasury Bond ETF (e)	281,000	15,974,850
TOTAL FIXED-INCOME FUNDS (Cost $114,055,448)		111,014,137
Other - 2.2%

Commodity Funds - Precious Metals - 2.2%
iShares COMEX Gold Trust ETF (a) (Cost $8,743,668)	634,300	8,582,079
Money Market Funds - 35.5%

Money Market Funds - 35.5%
Fidelity Cash Central Fund, 0.10% (b)	200,425	200,425
Fidelity Institutional Money Market Portfolio Institutional Class 0.06% (c)(f)	69,836,258	69,836,258
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	69,135,875	69,135,875
TOTAL MONEY MARKET FUNDS (Cost $139,172,558)		139,172,558
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $8,801,000)	$ 8,801,049	$ 8,801,000
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $446,620,582)		461,172,971
NET OTHER ASSETS (LIABILITIES) - (17.7)%		(69,391,694)
NET ASSETS - 100%		$ 391,781,277
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,801,000 due 9/03/13 at 0.05%
BNP Paribas Securities Corp.	$ 521,898
BNY Mellon Capital Markets LLC	54,853
Barclays Capital, Inc.	97,951
Commerz Markets LLC	293,853
Credit Agricole CIB New York Branch	1,959,020
Credit Suisse Securities (USA) LLC	1,714,142
J.P. Morgan Securities, Inc.	244,877
Merrill Lynch, Pierce, Fenner & Smith, Inc.	489,755
RBC Capital Markets Corp.	881,559
RBS Securities, Inc.	244,877
Societe Generale	1,465,632
UBS Securities LLC	489,755
Wells Fargo Securities LLC	342,828
$ 8,801,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 351
Fidelity Securities Lending Cash Central Fund	89,231
Total	$ 89,582
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 44,626,026	$ 3,794,177	$ 16,330	$ 69,836,258
Fidelity Investment Grade Bond Fund	20,163,473	541,766	14,786,876	77,523	5,451,552
Fidelity Mega Cap Stock Fund	10,831,919	72,944	-	72,945	10,964,786
Fidelity New Markets Income Fund	5,401,564	61,364	-	61,364	5,086,084
Fidelity Real Estate Income Fund	10,040,834	114,632	5,700,000	114,633	3,948,729
Fidelity Total International Equity Fund	12,163,588	-	7,393,927	-	4,655,820
Total	$ 87,605,786	$ 45,416,732	$ 31,674,980	$ 342,795	$ 99,943,229
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 8,700,000	$ 8,780,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $447,365,861. Net unrealized appreciation aggregated $13,804,882, of which $20,322,831 related to appreciated investment securities and $6,517,949 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2013, the Fund held $8,780,276 in the Subsidiary, representing 2.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013